OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]
NOTE 5 — OTHER RECEIVABLES AND PREPAID EXPENSES

	DECEMBER 31,
	2013	2012

Prepaid expenses	$1,675	$1,890
Government receivables	1,533	616
Employees	467	198
Other	951	969
	$4,626	$3,673

Other receivables and prepaid expenses – Short term	$4,408	$3,398
Other receivables and prepaid expenses – Long term	218	275
	$4,626	$3,673